Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Class A Ordinary Shares	Class B Ordinary Shares	Treasury Shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Total Company’s shareholders’ equity	Non-controlling interests	Total
Balance at Dec. 31, 2024		$ 5	$ 5		$ 208,701	$ (195,387)	$ (1,432)	$ 11,892	$ 54,342	$ 66,234
Balance (in Shares) at Dec. 31, 2024		51,845,493	46,659,565
Balance (in Shares) at Dec. 31, 2024				(200,000)
Net (loss)/profit						(3,402)		(3,402)	(245)	(3,647)
Share-based compensation									370	370
Issuance of ordinary shares, net of offering costs		$ 1			41,630			41,631		41,631
Issuance of ordinary shares, net of offering costs (in Shares)		7,142,858
Shares repurchase	[1]				(13,771)			(13,771)		(13,771)
Shares repurchase (in Shares)	[1]			(2,805,067)
Foreign currency translation							(1,534)	(1,534)	331	(1,203)
Balance at Mar. 31, 2025		$ 6	$ 5		236,560	(198,789)	(2,966)	34,816	54,798	89,614
Balance (in Shares) at Mar. 31, 2025		58,988,351	46,659,565
Balance (in Shares) at Mar. 31, 2025				(3,005,067)
Balance at Dec. 31, 2025		$ 6	$ 5		233,014	(199,329)	(1,146)	32,550	58,132	90,682
Balance (in Shares) at Dec. 31, 2025		59,608,351	46,039,565
Balance (in Shares) at Dec. 31, 2025				(3,638,557)
Net (loss)/profit						728		728	832	1,560
Repurchase of non-controlling interests					(25)			(25)	(38)	(63)
Foreign currency translation							(81)	(81)	1,048	967
Balance at Mar. 31, 2026		$ 6	$ 5		$ 232,989	$ (198,601)	$ (1,227)	$ 33,172	$ 59,974	$ 93,146
Balance (in Shares) at Mar. 31, 2026		59,608,351	46,039,565
Balance (in Shares) at Mar. 31, 2026				(3,638,557)

[1]	The amounts of Treasury shares were less than one thousand dollars.